Consolidated Statements of Stockholder's (Deficit) Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Common stock, issuance costs	$ 6,033	$ 23,762
Series A convertible preferred stock, issuance costs		$ 69,528